Pension Plan (Tables)	12 Months Ended
Dec. 31, 2016
Change in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2014	2015	2016
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	2,098	3,320	3,632
Service cost	437	273	487
Interest cost	58	57	104
Actuarial loss(gain)	814	79	151
Benefits paid	(87)	(97)	(132)

Projected benefit obligation at end of year	3,320	3,632	4,242

Change in plan assets
Fair value of plan assets at beginning of year	2,319	2,556	2,800
Actual return on plan assets	31	33	33
Employer contributions	282	328	1,203
Benefits paid	(76)	(117)	(134)

Fair value of plan assets at end of year	2,556	2,800	3,902

Funded status recognized as an other asset (liabilities)	(764)	(832)	(340)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Net loss	848	852	963
Transition obligation	1	1	—

Total recognized in accumulated other comprehensive income	849	853	963

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Service cost	437	273	487
Interest cost	58	57	104
Projected return on plan assets	(51)	(47)	(28)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	(19)	27	11

Net periodic benefit cost	425	310	574

Other Changes in Plan Assets And Benefit Obligation Recognized In Other Comprehensive Loss

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2014	2015	2016
	US$	US$	US$
Recognize the decrease in net gain	388	4	111
Amortization of net gain (loss)	—	—	(1)

Total recognized in other comprehensive loss	388	4	110

Expected Benefit Payments	Expected benefit payments:

US$
2017	146
2018	170
2019	183
2020	341
2021	157
2022 and thereafter	1,326

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2014		2015		2016
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	2.00%	4.10%	1.75%	3.90%	1.50%	3.80%
Rate of compensation increase	4.25%	5.00%	4.25%	4.00%	4.25%	3.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	2.00%	4.10%	1.75%	3.90%	1.50%	3.80%
Expected long-term return on plan assets	2.00%	2.00%	2.00%	1.20%	2.00%	1.10%
Rate of compensation increase	4.25%	5.00%	4.25%	4.00%	4.25%	3.50%

Fair Values Of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2015 and 2016 are as follows:

	December 31
	2015	2016
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	823	1,284
Fixed deposit
Industrial Bank of Korea	980	1,537

	1,803	2,821